Commitments and Contingencies (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
ROU assets - opening balance	$ 6,087	$ 4,969
ROU assets - additions	2,573	2,079
ROU assets - disposals	(1,473)	(961)
ROU assets - accumulated depreciation	2,866	2,386
ROU assets, net	4,321	3,701
Other current liabilities	1,687	1,297
Other long term liabilities	2,634	2,404
Other liabilities	4,321	3,701
ROU assets - Ending balance	$ 7,187	$ 6,087